INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
INVENTORIES [Abstract]
Raw materials and supplies	$ 12,927	$ 12,240
In-process inventories	6,379	6,644
Finished goods	2,509	2,688
Total	$ 21,815	$ 21,572